Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Assets [Abstract]
Disclosure of Other Assets

	2022	2021
	(in thousands)
	£	£
Other assets	2,684	2,540

Classified as:
Current	2,684	—
Non-current	—	2,540
	2,684	2,540